Acquisitions - Additional Information (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about business combination [line items]
Total acquisitions	£ 255	£ 249
Revenue contributed by business acquisition	10
Decreased net profit	9
Integration costs and amortisation of acquired intangibles	10
Net cash inflow from operating activities contributed by business acquisition	3
Group revenue, pro forma basis	7,258
Adjusted operating profit, pro forma basis	2,208
Adjusted net profit, pro forma basis	£ 1,469